Stockholders' Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Stockholders' Equity Note [Abstract]
Stockholders' Equity
9. Stockholders’ Equity
SPAC Warrants
Upon completion of the Business Combination, the Company assumed the Private Warrants and the public warrants to purchase Common Stock, each with an exercise price of $11.50 per share (the “Public Warrants”, and together with the Private Warrants, the “SPAC Warrants”).
Holders of the SPAC Warrants are entitled to acquire shares of Common Stock. The SPAC Warrants will expire five years after the completion of the Business Combination or earlier upon redemption or liquidation.
If the reported last sale price of the Common Stock equals or exceeds $18.00 per share for any 20 trading days within a
30-trading
day period ending three business days before the Company sends the notice of redemption to the warrant holders, the Company may redeem all the Public Warrants at a price of $0.01 per warrant upon not less than 30 days’ prior written notice.
If the Company calls the Public Warrants for redemption, the Company will have the option to require all holders that wish to exercise the Public Warrants to do so on a cashless basis. The Company will not be required to net cash settle the SPAC Warrants.
The Public Warrants are equity-classified warrants and recognized in additional paid-in
capital in the accompanying consolidated balance sheets.
During the three months ended September 30, 2023, the SPAC Warrants held by Sorrento were repurchased, and certain of such warrants transferred to Oramed, as a result of the Sorrento SPA (refer to Note 8).
As of September 30, 2023 and December 31, 2022, there were 6,854,309 and 6,899,988 Public Warrants outstanding, respectively.
As of September 30, 2023 and December 31, 2022, there were 3,613,383 and 4,104,000 Private Warrants outstanding, respectively.
Preferred Stock
As of September 30, 2023 and December 31, 2022, there were 29,057,097 shares of Preferred Stock outstanding. On September 21, 2023, the Preferred Stock was repurchased and derecognized for accounting purposes. The Preferred Stock is currently held as collateral for the Oramed Note.

Treasury Stock
As of September 30, 2023, there were 60,068,585 shares of Treasury Stock.
A&R Yorkville Purchase Agreement
Pursuant to the A&R Yorkville Purchase Agreement, the Company has the right, but not the obligation, in its sole and absolute discretion, to sell to Yorkville up to $500.0 million of shares of Common Stock at its request and subject to certain conditions by delivering written notice to Yorkville at any time until the first day of the month following the
36-month
anniversary of the date on which the Company’s registration statement on Form
S-1
registering such shares has been declared effective by the SEC. Pursuant to the A&R Yorkville Purchase Agreement, the shares of Common Stock, if any, that the Company elects to sell to Yorkville pursuant to a sale of Common Stock will be purchased at a price equal to 98% of the VWAP (as defined below) during the applicable pricing period for such advance, which shall be the period commencing upon receipt by Yorkville of an advance notice from the Company (or the open of regular trading hours, if later) and ending on 4:00 p.m. on the same day. For purposes of the A&R Yorkville Purchase Agreement, “VWAP” means, for a specified period, the volume weighted average price of the Common Stock on the Nasdaq Capital Market for such period as reported by Bloomberg L.P. through its “AQR” function. Pursuant to the terms of the Original Purchase Agreement, the Company filed a registration statement on Form
S-1
(File
No. 333-268607)
(as it may be amended or supplemented from time to time, the “Yorkville Registration Statement”) related to the Original Purchase Agreement with the SEC on November 30, 2022 (following the execution of the Original Purchase Agreement). The Yorkville Registration Statement was initially declared effective by the SEC on December 9, 2022.
In connection with the execution of the Original Purchase Agreement, the Company issued to Yorkville 250,000 shares of Common Stock. During the nine months ended September 30, 2023, the Company sold 6,839,073 shares of Common Stock pursuant to the A&R Yorkville Purchase Agreement for aggregate net proceeds of $26.3 million.
B. Riley Purchase Agreement
Pursuant to the B. Riley Purchase Agreement, the Company has the right, but not the obligation, to sell to B. Riley up to $500.0 million of shares of Common Stock, subject to certain limitations and conditions set forth therein, from time to time at the Company’s sole and absolute discretion, during the term of the B. Riley Purchase Agreement.
The Company’s right to sell shares of Common Stock pursuant to the B. Riley Purchase Agreement shall end on the first day of the month following the
36-month
anniversary of the date on which the B. Riley Registration Statement (as defined below) was initially declared effective by the SEC. Pursuant to the terms of the B. Riley Purchase Agreement, the Company filed a registration statement on Form
S-1
(File
No. 333-269205)
(as it may be amended or supplemented from time to time, the “B. Riley Registration Statement”) related to the B. Riley Purchase Agreement with the SEC on January 12, 2023 (following the execution of the B. Riley Purchase Agreement). The B. Riley Registration Statement was initially declared effective by the SEC on January 20, 2023.
The shares of Common Stock, if any, that the Company elects to sell to B. Riley pursuant to an advance under the B. Riley Purchase Agreement will be purchased at a price equal to 98% of the VWAP (as defined in such agreement) during the pricing period prescribed therein.
In connection with the execution of the B. Riley Purchase Agreement, the Company issued to B. Riley 250,000 shares of Common Stock. Subsequent to the execution of the B. Riley Purchase Agreement and as of September 30, 2023, the Company sold an aggregate of 252,800 shares of Common Stock for aggregate net proceeds of $1.2 million.

Stock Issued under Settlement Agreement with Hudson Bay Parties
In August 2023, the Company, along with Hudson Bay Capital Management LP (“Hudson Bay”), Cove Lane Onshore Fund, LLC (“Cove Lane”), and HBC Investments LLC (“HBC” and collectively the “Hudson Bay Parties”), entered into several agreements. Under these agreements, the Company agreed to issue and sell up to $118.6 million in securities and warrants to the Hudson Bay Parties. However, on September 15, 2023, a Settlement Agreement was reached and released all claims related to the previous agreements. The Company acknowledged payments of $8.65 million made to the investors as properly earned. To satisfy remaining obligations, the Company agreed to issue shares of Common Stock to Cove Lane and HBC worth $0.3 million and $0.5 million respectively. This resulted in the issuance of an aggregate of 474,683 shares of Common Stock on September 25, 2023.

8. Stockholders’ Equity
The consolidated
statement
of stockholders’ equity has been retroactively adjusted for all periods to reflect the Business Combination and reverse recapitalization described in Note 1. The balances as of December 31, 2022 and 2021 from the consolidated financial statements of the Company as of that date, share activity (Preferred Stock, Common Stock, and additional paid
-in-capital)
and per share amounts were retroactively adjusted, where applicable, using the Common Stock Exchange Ratio.

Common Stock
Upon the closing of the Business Combination, pursuant to the terms of the Amended and Restated Certificate of Incorporation, the Company authorized 740,000,000 shares of Common Stock with a par value of $0.0001. As of December 31, 2022 and December 31, 2021, there were 141,348,856 shares issued and 132,858,484 of Common Stock outstanding, respectively.
In connection with the closing of the Business Combination, all previously issued and outstanding shares of Legacy Scilex Common Stock and Legacy Scilex stock options were converted into shares of Common Stock pursuant to the Common Stock Exchange Ratio. The Company has retroactively adjusted shares issued and outstanding prior to November 10, 2022 to give effect to the Common Stock Exchange Ratio to determine the number of shares of Common Stock into which they were converted.
Voting
The holders of the Common Stock are entitled to one vote for each share of the Common Stock held at all meetings of stockholders.
Dividends
Common stockholders are entitled to receive dividends whenever funds are legally available and when declared by the Company’s board of directors. No dividends have been declared as of December 31, 2022. The Stockholder Agreement, dated as of September 12, 2022, between Vickers and Sorrento (the “Stockholder Agreement”), provides that the Company will be prohibited from taking certain actions without the consent of Sorrento. Such actions include, among other things, the payment of dividends on shares of the Common Stock.
Liquidation Rights
Subject to the rights of the holders of Preferred Stock, in the event of our liquidation, dissolution or winding-up,
holders of Common Stock are entitled to share equally in the assets available for distribution after payment of all creditors.
Preferred Stock
Upon the closing of the Business Combination, $290.6 million of all existing related party indebtedness between Scilex, Scilex Pharma, and Sorrento were cancelled in exchange for the issuance of preferred shares of Scilex (“Series A Preferred Shares” or “Series A Preferred Stock”). In connection with the closing of the Business Combination, all issued Scilex Series A Preferred Shares were cancelled and converted into the right to receive 1) one share of domesticated parent preferred shares (“New Scilex Preferred Stock” or “Preferred Stock”) par value of $0.0001 per share, and 2)
one-tenth
of one domesticated parent common stock (“New Scilex Common Stock” or “Common Stock” and such transaction including cancellation of all the existing related party indebtedness in exchange for Preferred Stock and Common Stock, the “Conversion” or “Contribution”).
Prior to the Conversion, Legacy Scilex filed a Second Amended Certificate of Incorporation (defined below) to increase the authorized number of shares to 45,000,000 shares and a Certificate of Designation (“Certificate of Designation”) to designate the rights, preferences, and privileges of Scilex Series A Preferred Shares. In connection with the closing of the Business Combination, the Company filed the Certificate of Designation and issued 29,057,097 shares of the Series A Preferred Stock to Sorrento. As of December 31, 2022, there were 29,057,097 shares of Preferred Stock outstanding. There were no Preferred Stock outstanding at December 31, 2021.

The Company’s Board of Directors have authority to issue such shares of Preferred Stock in one or more series, to establish, from time to time the number of shares to be included in each such series, and to fix the dividend, voting, and other rights, preferences, and privileges of the shares. Other than the Series A Preferred Stock issued to Sorrento in connection with the closing of the Business Combination, there are no other Preferred Stock outstanding and the Company has no current plans to issue any other shares of preferred stock.
Voting
The holders of shares of Preferred Stock will be entitled to vote, together with the holders of shares of Common Stock and not separately as a class, on all matters upon which holders of shares of Common Stock have the right to vote. The holders of shares of Preferred Stock will be entitled to one vote for each share of Common Stock that such share of Preferred Stock would otherwise be convertible into pursuant to a deemed conversion on the record date for the determination of the stockholders entitled to vote.
Pursuant to the Stockholder Agreement, holders of Series A Preferred Stock have the right to designate each director to be nominated, elected or appointed to the Board of Directors of the Company. The Series A Preferred Stock also has certain protective provisions, such as requiring a written consent of the holders of Series A Preferred Stock to change or amend their rights, powers, privileges, limitations and restrictions.
Dividends
Holders of the Preferred Stock are not entitled to dividends unless the Company pays dividends to holders of the Common Stock and shall be entitled to receive, when, as and if declared by our Board, such dividends (whether in cash or other property) as are paid to holders of the Common Stock to the same extent as if such holders of Series A Preferred Stock had been deemed to convert their shares of Preferred Stock into Common Stock and had held such shares of Common Stock on the record date for such dividends and distributions. Such payments will be made concurrently with the dividend or distribution to the holders of the Common Stock.
Liquidation Rights
Subject to the rights of the holders of parity shares (if any), in the event of our liquidation, dissolution or winding-up,
holders of Preferred Stock rank senior to the Common Stock and are entitled to share equally in the assets available for distribution after payment of all creditors.
Assumed Public Warrants and Private Warrants
Following the consummation of the Business Combination, holders of the Public Warrants and Private Warrants are entitled to acquire Common Stock of the Company. The warrants are exercisable on the later of (a) the completion of a Business Combination and (b) 12 months from the closing of Vickers’s Initial Public Offering. The warrants will expire five years after the completion of the Business Combination or earlier upon redemption or liquidation.
Each warrant entitles the holder to purchase one share of Common Stock for $11.50 per share.
If the reported last sale price of the Common Stock equals or exceeds $18.00 per share for any 20 trading days within a
30-trading
day period ending three business days before the Company sends the notice of redemption to the warrant holders, the Company may redeem all the Public Warrants at a price of $0.01 per warrant upon not less than 30 days’ prior written notice.
If the Company calls the Public Warrants for redemption, the Company will have the option to require all holders that wish to exercise the Public Warrants to do so on a cashless basis. The Company will not be required to net cash settle the warrants. As of December 31, 2022, there are 6,899,988 Public Warrants outstanding.

In connection with the closing of the Business Combination, 3,104,000 Private Warrants were transferred to Sorrento pursuant to the Warrant Transfer Agreement between Vickers, the Sponsors, Sorrento and Maxim Group, LLC where Sorrento acquired all rights, title and interests to such Private Warrants (“Warrant Transfer
Agreement”). As of December 31, 2022, there are 4,104,000 Private Warrants outstanding, of which 3,104,000 Private Warrants are held by Sorrento and 1,000,000 Private Warrants are held by Sponsors.
Legacy Scilex Common Stock and Preferred Stock
Prior to the Business Combination, Legacy Scilex had the authority to issue 200,000,000 shares of common stock, par value $0.0001 per share and 20,000,000 shares of preferred stock, par value $0.0001 per share per the Certificate of Incorporation dated February 27, 2019. The Certificate of Incorporation was amended and restated on March 4, 2019 (“First Amended Certificate of Incorporation”), in which Legacy Scilex had the authority to issue 350,000,000 shares of common stock, par value $0.0001 per share and 20,000,000 shares of preferred stock, par value $0.0001 per share. The First Amended and Restated Certificate of Incorporation was amended and restated on November 10, 2022 (“Second Amended Certificate of Incorporation”).
As a result of the Second Amended Certificate of Incorporation, Legacy Scilex had the authority to issue 785,000,000 shares, consisting of 740,000,000 shares of common stock and 45,000,000 shares of preferred stock. Immediately prior to the Conversion, there were 197,566,338 shares of Legacy Scilex Common Stock outstanding and 29,057,097 shares of Series A Preferred Stock, par value $0.0001 per share, of Legacy Scilex outstanding.
Yorkville Standby Equity Purchase Agreement
On November 17, 2022, the Company entered into a Standby Equity Purchase Agreement (the “Yorkville Purchase Agreement”) with Yorkville, whereby the Company has the right, but not the obligation, to sell to Yorkville up to $500.0 million of shares of its Common Stock at its request any time during the 36 months following the execution of the Yorkville Purchase Agreement, subject to certain conditions. Pursuant to the Yorkville Purchase Agreement, the shares of Common Stock, if any, that the Company elects to sell to Yorkville pursuant to a sale of Common Stock (each such sale, a “Yorkville Advance”) will be purchased at a price equal to 98% of the lowest daily volume weighted average price of the Common Stock for any trading day (“VWAP”) during the two consecutive trading days commencing on the date of delivery of a written purchase notice to Yorkville (each, a “Yorkville Advance Notice”).
As consideration for Yorkville’s commitment to purchase shares of Common Stock at the Company’s direction upon the terms and subject to the conditions set forth in the Yorkville Purchase Agreement, upon execution of the Yorkville Purchase Agreement, the Company issued 250,000 shares of Common Stock to Yorkville and paid $10.0 thousand in structuring fees. The registration statement on Form
S-1
(File
No. 333-268607)
related to the Yorkville Purchase Agreement was filed with the SEC on November 30, 2022 and was declared effective by the SEC on December 9, 2022. As of December 31, 2022, there were no shares sold to Yorkville under the Yorkville Purchase Agreement.
Refer to Note 14 “Subsequent Event”
below
for a subsequent event related to the Yorkville Purchase Agre em
ent.